UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment[   ]  Amendment Number:
   This Amendment      [ X ]  is a restatement.
                       [   ]  adds new holdings entries.

Institutional Investment Management Filing this Report:

Name:     Chilton Capital Management, L.P.
Address:  910 Travis, Suite 2200
          Houston, Texas  77002

13F File Number:  028 - 07004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Christopher L. Knapp
Title: Managing General Partner
Phone: 713-650-1995

Signature, Place and Date of Signing:

Christopher L. Knapp  Houston, Texas    June 30, 2000

Report Type (Check only one):

[ X ] 13F HOLDING REPORT

[   ] 13F NOTICE

[   ] 13F COMBINATION REPORT

                                                                       Vote
    Name of Issuer      Class   CUSIP     Value   Shares   Discr       Auth
Allos Therapeutics     Common  19777101   1,089  111,740    Sole       Sole
Allos Therapeutics     Common  19777101      29    3,000  Defined, 1,  None
Altera Corp            Common  21441100   3,823   37,535    Sole       Sole
America Online         Common  2364J104   2,366   44,920    Sole       Sole
America Online         Common  2364J104     168    3,200  Defined, 1,  None
American Home Prods    Common  26609107   6,364  108,330    Sole       Sole
American Home Prods    Common  26609107     164    2,800  Defined, 1,  None
American International Common  26874107   7,256   61,761    Sole       Sole
Applied Materials Inc. Common  38222105   3,604   39,770    Sole       Sole
Applied Power Inc.     Common  38225108      56    1,700    Sole       Sole
Bankamerica Corp       Common  6605F102     150    3,500  Defined, 1,  None
Bankamerica Corp       Common  6605F102  28,987  674,139  Shared/Other Sole
Bank of New York       Common  64057102     279    6,000  Defined, 1,  None
BE Aerospace           Common  73302101   1,059  159,850     Sole      Sole
BE Aerospace           Common  73302101      33    5,000  Defined, 1,  None
Bristol-Myers Squibb   Common 110122108   3,359   57,670     Sole      Sole
Bristol-Myers Squibb   Common 110122108     116    2,000  Defined, 1,  None
Cisco Systems Inc      Common 17275R102   4,585   72,137     Sole      Sole
Cisco Systems Inc      Common 17275R102      63    1,000  Defined, 1,  None
CitiGroup              Common 172967101   3,204   53,190     Sole      Sole
CitiGroup              Common 172967101     271    4,500  Defined, 1,  None
Coca-Cola Company      Common 191216100     338    5,900     Sole      Sole
Coca-Cola Company      Common 191216100     229    4,000  Defined, 1,  None
CV Therapeutics Inc    Common 126667104  10,073  145,340     Sole      Sole
CV Therapeutics Inc    Common 126667104     727   10,500  Defined, 1,  None
Disney Walt Company    Common 254687106   1,595   41,118     Sole      Sole
EMC Corp               Common 268648102   1,499   19,486     Sole      Sole
Enron Corp             Common 293561106     516    8,000     Sole      Sole
Exxon Mobil Corp       Common 30232G102   2,221   28,302     Sole      Sole
Exxon Mobil Corp       Common 30232G102     207    2,640  Defined, 1,  None
Ford Moter Company     Common 345370100     193    4,500  Defined, 1,  None
G T E Corporation      Common 362320103     535    8,600     Sole      Sole
General Electric Co    Common 369604103   3,029   57,157     Sole      Sole
General Electric Co    Common 369604103   2,936   55,400  Defined, 1,  None
Guidant Corp Com       Common 401698105     959   19,380     Sole      Sole
I-2 Technologies       Common 465754109   4,164   39,945     Sole      Sole
I-2 Technologies       Common 465754109      62      600  Defined, 1,  None
Intel Corp             Common 458140100   6,106   45,700     Sole      Sole
Intel Corp             Common 458140100     534    4,000  Defined, 1,  None
International Bus      Common 459200101     447    4,080     Sole      Sole
Intertrust TechnologiesCommon 46113Q109   1,567   76,470     Sole      Sole
Intertrust TechnologiesCommon 46113Q109      61    3,000  Defined, 1,  None
Lilly Eli & Co         Common 532457108   5,403   54,100     Sole      Sole
Lilly Eli & Co         Common 532457108     299    3,000  Defined, 1,  None
McGraw-Hill Companies  Common 580645109     216    4,000  Defined, 1,  None
Medtronic Inc          Common 585055106   4,447   89,276     Sole      Sole
Medtronic Inc          Common 585055106     199    4,000  Defined, 1,  None
Merck & Co Inc         Common 589331107   4,812   62,809     Sole      Sole
Merck & Co Inc         Common 589331107     153    2,000  Defined, 1,  None
Microsoft Corp         Common 594918104   2,849   35,644     Sole      Sole
Microsoft Corp         Common 594918104     159    2,000  Defined, 1,  None
Nortel Networks        Common 656569100   5,620   82,345     Sole      Sole
Nortel Networks        Common 656569100      81    1,200  Defined, 1,  None
Oracle Corp            Common 68389X105   3,391   40,375     Sole      Sole
Oracle Corp            Common 68389X105     168    2,000  Defined, 1,  None
Parkway PPTYS Inc.     Common 70159Q104     186    6,125     Sole      Sole
Pfizer Inc.            Common 717081103     572   11,937     Sole      Sole
Pfizer Inc.            Common 717081103     792   16,500  Defined, 1,  None
Pharmacia Corp         Common 71713U102   4,569   88,413     Sole      Sole
Pharmacia Corp         Common 71713U102     413    8,000  Defined, 1,  None
Procter & Gamble Co    Common 742718109   1,543   26,955     Sole      Sole
Rohm & Haas            Common 775371107     664   19,270    Sole    Sole
Southwest Airlines     Common 844741108     189   10,000  Defined, 1,  None
Sysco Corp             Common 871829107     589   14,000     Sole      Sole
Teco Energy Inc        Common 872375100   4,714  234,966     Sole      Sole
Texas Instruments Inc. Common 882508104   4,553   66,290     Sole      Sole
Texas Instruments Inc. Common 882508104      41      600  Defined, 1,  None
Vornado                Common 929042109     312    9,000  Defined, 1,  None
Wal Mart Stores Inc    Common 931142103     345    6,000     Sole      Sole
Wells Fargo            Common                22      588     Sole      Sole
Wells Fargo            Common               155    4,000  Defined, 1,  None
Worldcom               Common 98157D106   1,622   35,359     Sole      Sole
Worldcom               Common 98157D106      67    1,500   Defined, l, None


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  1

Form 13F Information Table Entry Total:  73

Form 13F Information Table Value Total:  155,068

List of Other Included Managers:  Mellon Bank

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

1.)  Mellon Bank  28-409